Common Stock	12 Months Ended
Dec. 31, 2012
Class of Stock Disclosures [Abstract]
Common Stock
Common Stock
During 2012, the Company repurchased 6.9 million shares of its common stock for total consideration of $230 million. The Company remains authorized to purchase additional shares of its common stock up to a value of $323 million. During 2011, the Company purchased 12.3 million shares of its common stock for total consideration of $361 million.